SYNTHETIC GUARANTEED INVESTMENT CONTRACTS (Details)	12 Months Ended
Dec. 31, 2025
Interest Rate Floor | EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Rate